Income Taxes (FY)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

9. INCOME TAXES
We have elected to be taxed as a REIT under the IRC. To qualify as a REIT, we must meet a number of organization and operational requirements, including a requirement to annually distribute to our shareholders at least 90% of our REIT taxable income, determined without regard to the dividends paid deduction and excluding net capital gains. We intend to continue to adhere to these requirements and to maintain our REIT status. As a REIT, we are entitled to a deduction for some or all of the distributions we pay to our shareholders. Accordingly, we are generally subject to U.S. federal income taxes on any taxable income that is not currently distributed to our shareholders. If we fail to qualify as a REIT in any taxable year, we will be subject to U.S. federal income taxes and may not be able to qualify as a REIT until the fifth subsequent taxable year.
Notwithstanding our qualification as a REIT, we may be subject to certain state and local taxes on our income or properties. In addition, our consolidated financial statements include the operations of one wholly owned subsidiary that has jointly elected to be treated as a TRS and is subject to U.S. federal, state and local incomes taxes at regular corporate tax rates. We did not record any tax expense in prior years as 2017 was the first year of existence for the TRS. As a REIT, we may also be subject to certain U.S. federal excise taxes if we engage in certain types of transactions.
Deferred income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which these temporary differences are expected to reverse. Deferred tax assets are recognized only to the extent that it is more likely than not that they will be realized based on consideration of available evidence, including future reversal of existing taxable temporary differences, the magnitude and timing of future projected taxable income and tax planning strategies. We believe that it is not more likely than not that our net deferred tax asset will be realized in future periods and therefore, have recorded a valuation allowance for the entire balance.
We have not identified items for which the income tax effects of the 2017 Tax Cuts and Jobs Act (“2017 Tax Act”) have not been completed and a reasonable estimate could not be determined as of December 31, 2017. Our analysis of the 2017 Tax Act may be impacted by new legislation, the Congressional Joint Committee Staff, Treasury, or other guidance. We are continuing to evaluate the impact of the 2017 Tax Act on the organization as a whole, but we do not expect there to be a material impact on our consolidated financial statements.
The following is a summary of our deferred tax assets and liabilities, which result from the activities of the TRS, as of December 31, 2017 (in thousands):

2017
Deferred tax assets:
Accrued expenses	$4,276
Net operating loss (“NOL”) carryforward(1)	667
Other	106
Gross deferred tax assets	5,049
Valuation allowance	(3,277)
Total deferred tax asset	1,772
Deferred tax liabilities:
Depreciation and amortization	(1,638)
Prepaid expenses	(134)
Total deferred tax liabilities	(1,772)
Net deferred tax asset	$—

(1)	If not utilized, the NOL carryforward will begin to expire in 2037. Losses incurred after 2017 are carried forward indefinitely.
Differences between net income from the consolidated statements of operations and other comprehensive income and our taxable income primarily related to the recognition of sales of investment properties and the timing of both revenue and expense recognition.
The following table reconciles Net (Loss) Income Attributable to Stockholders to REIT taxable income before the dividends paid deduction for the years ended December 31, 2017, 2016, and 2015 (in thousands):

	2017	2016	2015
Net (loss) income attributable to stockholders	$(38,391)	$8,932	$13,360
Net loss (income) from subsidiaries	31,395	(17,785)	(23,725)
Net loss attributable to REIT operations	(6,996)	(8,853)	(10,365)
Book/tax differences	45,677	42,556	45,280
REIT taxable income subject to 90% dividend requirement	$38,681	$33,703	$34,915
The following is a summary of our dividends paid deduction for the years ended December 31, 2017, 2016, and 2015 (in thousands):

	2017	2016	2015
Distributions paid to common stockholders	$123,100	$123,004	$123,119
Non-dividend distributions	(84,419)	(89,301)	(88,204)
Total dividends paid deduction attributable to earnings and profits	$38,681	$33,703	$34,915
The tax composition of our distributions declared for the years ended December 31, 2017 and 2016, was as follows:

	2017	2016
Ordinary income	28.6%	28.2%
Return of capital	70.9%	71.8%
Capital gain distributions	0.5%	—%
Total	100.0%	100.0%
We record a benefit for uncertain income tax positions if the result of a tax position meets a "more likely than not" recognition threshold. No liabilities have been recorded as of December 31, 2017 or 2016 as a result of this provision. We expect no significant increases or decreases in unrecognized tax benefits due to changes in tax positions within one year of December 31, 2017. Returns for the calendar years 2014 through 2016 remain subject to examination by federal and various state tax jurisdictions.